NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

9. NON-CONTROLLING INTERESTS

In July 2021, the Group’s major operational subsidiary Xinjiang Daqo completed its IPO in China and started trading on the Shanghai Stock Exchange’s Sci-Tech Innovation Board. In June 2022, Xinjiang Daqo completed its follow-on private offering in China. After these transactions, the Company held approximately a total ownership of 72.68% of Xinjiang Daqo, directly and indirectly. The non-controlling interests’ ownership of the subsidiary was 27.32% as of December 31, 2022.

In September 2023, 7,541,500 PRC stock options (Note 10) were exercised by its employees. In 2023, Xinjiang Daqo repurchased 7,555,655 shares for a total of RMB259.9 million under its share repurchase program.

In 2024, Xinjiang Daqo repurchased 10,293,488 shares for a total of RMB314.8 million under its share repurchase program. In November 2024, 268,009 PRC stock options (Note 10) were exercised by its employees.

In 2025, Xinjiang Daqo repurchased 226,270 shares for a total of RMB6.0 million ($0.8 million) under its share repurchase program.

As a result of the share repurchase, the non-controlling interests’ ownership remained 27.23% as of December 31, 2025.

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Daqo New Energy Corp. shareholders:

	Year ended December 31,
	2023	2024	2025
Net income (loss) attributable to Daqo New Energy Corp. shareholders	$429,545	$(345,215)	$(170,514)
Transfers from (to) the non-controlling interests:
Increase in the Company’s paid-in capital from subsidiary’s offering of its equity interests to third parties (including exercise of stock options)	5,401	196	—
(Decrease) increase in the Company’s paid-in capital from repurchase of shares by subsidiary	(26,281)	382	(68)
Net transfers (to) from non-controlling interests	(20,880)	578	(68)
Change from net income (loss) attributable to Daqo New Energy Corp. shareholders and transfers from (to) non-controlling interests	408,665	(344,637)	(170,582)